                                                     [AIM LOGO APPEARS HERE]


                                                     [GRAPHIC COLLAGE GOES HERE]


                                                           AIM MONEY MARKET FUND


                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 1995

A Message From
The Chairman

                 Dear Fellow Shareholder:

                 At the start of the 1995 fiscal year covered by this report, interest rates were near the high point of their cycle. The yield on a 30-year Treasury bond was almost 8%, and the
                 short-term Federal Funds rate was targeted at 6%. The Federal
 [PHOTO OF       Reserve Board was pursuing a relatively tight monetary policy,
 Charles T.      seeking a sustainable, noninflationary economic growth rate of
   Bauer,        approximately 2.50% per year.
Chairman of         In ensuing months, evidence of moderate growth and mild
the Board of     inflation led the Fed to lower the Federal Funds rate 25 basis
  the Fund,      points on July 6. (A basis point is 1/100 of a percentage
APPEARS HERE]    point.) The rate was reduced another 25 basis points in
                 December as concerns mounted that economic growth might be more sluggish than desired. Slow Christmas sales, rapid growth in consumer indebtedness, a continuing wave of restructurings and layoffs among U.S. corporations, and flat wages were among the phenomena fostering that concern.
   As the economy moderated, long- and short-term interest rates declined. By the end of 1995, the yield on a 30-year Treasury bond had dipped below the 6% mark, and the Federal Funds target rate was 5.50%
   Declining rates prompted Fund management to gradually lengthen the weighted average maturity of the portfolio from just seven days when the fiscal year opened to approximately 34 days as of December 31. As the fiscal year closed, the Fund provided a seven-day yield of 4.71% for Class A shares, 4.00% for Class B shares, and 4.69% for Class C shares. Net assets of the combined three classes of shares were $584.8 million at fiscal year-end, up from $542.8 million when the year opened.
   The consensus of economists and other market watchers was that interest rates should remain stable or decline during 1996. Inflation should remain under control in an economy many had begun to view with caution. Although this type of environment may reduce yields on money market funds, the short maturities of the securities in your Fund's portfolio make it possible to pursue relative stability amid the potential volatility of financial markets.
   AIM Money Market Fund seeks to provide as high a level of current income as possible consistent with preservation of capital and liquidity by investing in high-quality money market instruments, including commercial paper, repurchase agreements, and U.S. Treasury and U.S. Government agency securities. An investment in the Fund is neither insured nor guaranteed by the U.S.
Government, and there can be no assurance the Fund will be able to maintain a stable net asset value of $1.00 per share.
   As always, we are ready to respond to your questions or comments about this report. Please call Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, please dial the AIM Investor Line toll-free at 800-246-5463.

Respectfully submitted,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

                                                                     Financials

SCHEDULE OF INVESTMENTS

December 31, 1995

                                                                        PAR
                                                         MATURITY      (000)         VALUE
COMMERCIAL PAPER-47.34%(a)

ASSET-BACKED SECURITIES-18.02%

Asset Securitization Cooperative Corp.
  5.65%                                                  02/08/96    $  28,500    $ 28,330,029
----------------------------------------------------------------------------------------------
Delaware Funding Corp.
  5.71%                                                  02/07/96       26,500      26,344,482
----------------------------------------------------------------------------------------------
Eiger Capital Corp.
  5.83%                                                  01/30/96       29,000      28,863,805
----------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.
  5.65%                                                  02/26/96       22,000      21,806,644
----------------------------------------------------------------------------------------------
                                                                                   105,344,960
----------------------------------------------------------------------------------------------

BROKER/DEALER-4.44%

Goldman Sachs Group, L.P.(The)
  6.05%                                                  01/11/96       26,000      25,956,306
----------------------------------------------------------------------------------------------

FINANCE (PERSONAL CREDIT)-7.12%

Associates Corp. of North America
  5.59%                                                  03/18/96       22,000      21,736,959
----------------------------------------------------------------------------------------------
Transamerica Finance Corp.
  5.52%                                                  01/31/96       19,963      19,871,170
----------------------------------------------------------------------------------------------
                                                                                    41,608,129
----------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS-2.53%

Colgate-Palmolive Co.
  5.27%                                                  06/21/96       15,200      14,817,281
----------------------------------------------------------------------------------------------

INSURANCE (LIFE)-3.77%

Cargill Financial Services Corp.
  5.47%                                                  01/08/96       18,000      17,980,855
----------------------------------------------------------------------------------------------
Lincoln National Corp.
  5.62%                                                  03/08/96        4,100       4,057,116
----------------------------------------------------------------------------------------------
                                                                                    22,037,971
----------------------------------------------------------------------------------------------

INSURANCE (OTHER)-2.35%

Marsh & McLennan Companies, Inc.
  5.62%                                                  04/25/96       14,000      13,748,662
----------------------------------------------------------------------------------------------

OIL & GAS-4.22%

ARCO Coal Australia Inc.
  5.60%                                                  03/18/96       25,000      24,700,556
----------------------------------------------------------------------------------------------

POLLUTION CONTROL-0.83%

WMX Technologies Inc.
  5.51%                                                  06/11/96        5,000       4,876,025
----------------------------------------------------------------------------------------------

TELEPHONE-4.06%

American Telephone & Telegraph Co.
  5.60%                                                  03/12/96       24,000      23,734,933
----------------------------------------------------------------------------------------------
         Total Commercial Paper                                                    276,824,823
----------------------------------------------------------------------------------------------

Financials

                                                                        PAR
                                                         MATURITY      (000)         VALUE
MASTER NOTE AGREEMENT-3.59%

Citicorp Securities, Inc.(b)
  6.25%                                                  03/11/96    $  21,000    $ 21,000,000
----------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-1.00%

U.S. Treasury Bills(c)
  5.04%                                                  06/27/96        6,000       5,850,480
----------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-8.83%

Federal Home Loan Bank
  5.90%                                                  10/11/96        5,000       5,000,000
----------------------------------------------------------------------------------------------
Federal National Mortgage Association
  5.26%(d)                                               06/02/99       32,000      32,000,000
----------------------------------------------------------------------------------------------
  6.86%                                                  02/28/96        2,000       2,003,021
----------------------------------------------------------------------------------------------
Student Loan Marketing Association
  5.24%(d)                                               08/20/98        2,600       2,600,000
----------------------------------------------------------------------------------------------
  5.26%(d)                                               02/08/99       10,000      10,005,254
----------------------------------------------------------------------------------------------
         Total U.S. Government Agency Securities                                    51,608,275
----------------------------------------------------------------------------------------------
         Total Investments (excluding Repurchase
           Agreements)                                                             355,283,578
----------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS(e)-35.91%

Daiwa Securities America Inc.(f)
  5.92%                                                  01/02/96       75,010      75,009,763
----------------------------------------------------------------------------------------------
Goldman Sachs & Co.(g)
  5.92%                                                  01/02/96      135,000     135,000,000
----------------------------------------------------------------------------------------------
         Total Repurchase Agreements                                               210,009,763
----------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS -- 96.67%                                               565,293,341(h)
----------------------------------------------------------------------------------------------
         OTHER ASSETS LESS LIABILITIES -- 3.33%                                     19,500,339
----------------------------------------------------------------------------------------------
         NET ASSETS -- 100.00%                                                    $584,793,680
==============================================================================================

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

(b) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon notice to the issuer. Interest rate on the master note is redetermined periodically. Rate shown is the rate in effect on December 31, 1995.

(c) U.S. Treasury bills are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time purchase by the Fund.

(d) Interest rates are redetermined weekly. Rates shown are in effect on December 31, 1995.

(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.

(f) Joint repurchase agreement entered into 12/29/95 with a maturing value of $646,679,181. Collateralized by $537,995,000 U.S. Treasury obligations, 7.875% to 11.25% due 11/15/07 to 02/15/15.

(g) Joint repurchase agreement entered into 12/29/95 with a maturing value of $1,195,786,044. Collateralized by $1,106,121,000 U.S. Treasury
      obligations, 5.50% to 11.25% due 01/31/98 to 02/15/23.

(h)   Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

                                                                     Financials

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS:

Investments, excluding repurchase agreements, at value (amortized cost)      $355,283,578
-----------------------------------------------------------------------------------------
Repurchase agreements                                                         210,009,763
-----------------------------------------------------------------------------------------
Receivables for:
  Capital stock sold                                                           40,213,522
-----------------------------------------------------------------------------------------
  Interest                                                                        566,974
-----------------------------------------------------------------------------------------
Investment for deferred compensation plan                                          83,541
-----------------------------------------------------------------------------------------
Other assets                                                                       74,878
-----------------------------------------------------------------------------------------
    Total assets                                                              606,232,256
-----------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Capital stock reacquired                                                     20,517,335
-----------------------------------------------------------------------------------------
  Dividends                                                                       168,489
-----------------------------------------------------------------------------------------
  Deferred compensation plan                                                       83,541
-----------------------------------------------------------------------------------------
Accrued advisory fees                                                             267,751
-----------------------------------------------------------------------------------------
Accrued administrative service fees                                                 4,337
-----------------------------------------------------------------------------------------
Accrued distribution fees                                                         393,684
-----------------------------------------------------------------------------------------
Accrued operating expenses                                                          3,439
-----------------------------------------------------------------------------------------
    Total liabilities                                                          21,438,576
-----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                  $584,793,680
=========================================================================================

NET ASSETS:

Class A                                                                      $221,487,213
=========================================================================================
Class B                                                                      $ 69,856,594
=========================================================================================
Class C                                                                      $293,449,873
=========================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                                       221,519,702
=========================================================================================
Class B                                                                        69,864,136
=========================================================================================
Class C                                                                       293,502,963
=========================================================================================
Class A:
  Net asset value and redemption price per share                             $       1.00
=========================================================================================
  Offering price per share:
    (Net asset value of $1.00 divided by 94.50%)                             $       1.06
=========================================================================================
Class B:
  Net asset value and offering price per share                               $       1.00
=========================================================================================
Class C:
  Net asset value, offering and redemption price per share                   $       1.00
=========================================================================================

See Notes to Financial Statements.

Financials

STATEMENT OF OPERATIONS

For the year ended December 31, 1995

INVESTMENT INCOME:

Interest                                                                        $28,031,456
-------------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                                     2,589,822
-------------------------------------------------------------------------------------------
Custodian fees                                                                       42,019
-------------------------------------------------------------------------------------------
Distribution fees -- Class A                                                        410,703
-------------------------------------------------------------------------------------------
Distribution fees -- Class B                                                        381,405
-------------------------------------------------------------------------------------------
Distribution fees -- Class C                                                        671,137
-------------------------------------------------------------------------------------------
Trustees' fees                                                                        8,896
-------------------------------------------------------------------------------------------
Transfer agent fees -- Class A                                                      251,325
-------------------------------------------------------------------------------------------
Transfer agent fees -- Class B                                                       58,270
-------------------------------------------------------------------------------------------
Transfer agent fees -- Class C                                                      398,344
-------------------------------------------------------------------------------------------
Administrative service fees                                                          55,020
-------------------------------------------------------------------------------------------
Other                                                                               300,209
-------------------------------------------------------------------------------------------
 Total expenses                                                                   5,167,150
-------------------------------------------------------------------------------------------
Net investment income                                                            22,864,306
-------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                    (93,121)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $22,771,185
===========================================================================================

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1995 and 1994

                                                                   1995            1994
OPERATIONS:

  Net investment income                                        $ 22,864,306    $ 15,485,684
-------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities        (93,121)             --
-------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         22,771,185      15,485,684
-------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                        (8,071,868)     (3,918,606)
-------------------------------------------------------------------------------------------
  Class B                                                        (1,577,348)       (600,466)
-------------------------------------------------------------------------------------------
  Class C                                                       (13,215,090)    (10,966,612)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        72,633,973      67,425,582
-------------------------------------------------------------------------------------------
  Class B                                                        35,865,178      32,709,856
-------------------------------------------------------------------------------------------
  Class C                                                       (66,448,589)    118,173,709
-------------------------------------------------------------------------------------------
    Net increase in net assets                                   41,957,441     218,309,147
-------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           542,836,239     324,527,092
-------------------------------------------------------------------------------------------
  End of period                                                $584,793,680    $542,836,239
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $584,886,801    $542,836,239
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
    investments                                                     (93,121)            --
-------------------------------------------------------------------------------------------
                                                               $584,793,680    $542,836,239
===========================================================================================

See Notes to Financial Statements.

                                                                     Financials

NOTES TO FINANCIAL STATEMENTS

December 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: the Class A shares, the Class B shares and the Class C shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Class C shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to provide as high a level of current income as is consistent with preservation of capital and liquidity.
   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations - The Fund invests only in securities which have maturities of 397 days or less from the date of purchase. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis. Dividends to shareholders are declared daily and are paid monthly.
C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $93,121 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, in the year 2003.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to all classes, e.g. advisory fees, are allocated among them.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% of the first $1 billion of the Fund's average daily net assets plus 0.50% of the Fund's average daily net assets in excess of $1 billion. This agreement requires AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1995, AIM was reimbursed $55,020 for such services.
   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1995, the Fund paid AFS $363,275 for such services.
   The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares, the Class B shares and the Class C shares of the Fund. The Trust has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C

Financials
shares (the "Class A and C Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays to AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and the Class C shares. The Class A and C Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares or Class C shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more assignees, its rights to all or a portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B
Plan) and (b) any contingent deferred sales charges payable to AIM Distributors related to the Class B Plan. During the year ended December 31, 1995, the Class A shares, the Class B shares and the Class C shares paid AIM Distributors $410,703, $381,405 and $671,137, respectively, as compensation under the Plans.
   AIM Distributors received commissions of $494,184 from sales of the Class A shares of the Fund during the year ended December 31, 1995. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1995, AIM Distributors received $256,618 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
   During the year ended December 31, 1995, the Fund paid legal fees of $3,973 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

                                                                      Financials

NOTE 4 - SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1995 and 1994 were as follows:

                                                                    1995                                     1994
                                                     -----------------------------------      -----------------------------------
                                                         SHARES              AMOUNT               SHARES              AMOUNT
                                                     --------------      ---------------      --------------      ---------------
Sold:
  Class A                                             1,236,115,617      $ 1,236,115,617         607,113,357      $   607,113,357
------------------------------------------------     -----------------------------------      -----------------------------------
  Class B                                               150,618,548          150,618,548          94,699,624           94,699,624
------------------------------------------------     -----------------------------------      -----------------------------------
  Class C                                             3,387,330,655        3,387,330,655       2,084,342,014        2,084,342,014
------------------------------------------------     -----------------------------------      -----------------------------------
Issued as reinvestment of dividends:
  Class A                                                 7,057,740            7,057,740           3,420,397            3,420,397
------------------------------------------------     -----------------------------------      -----------------------------------
  Class B                                                 1,412,061            1,412,061             503,240              503,240
------------------------------------------------     -----------------------------------      -----------------------------------
  Class C                                                10,700,895           10,700,895           9,396,978            9,396,978
------------------------------------------------     -----------------------------------      -----------------------------------
Reacquired:
  Class A                                            (1,170,539,384)      (1,170,539,384)       (543,108,172)        (543,108,172)
------------------------------------------------     -----------------------------------      -----------------------------------
  Class B                                              (116,165,431)        (116,165,431)        (62,493,008)         (62,493,008)
------------------------------------------------     -----------------------------------      -----------------------------------
  Class C                                            (3,464,480,139)      (3,464,480,139)     (1,975,565,283)      (1,975,565,283)
------------------------------------------------     -----------------------------------      -----------------------------------
                                                         42,050,562      $    42,050,562         218,309,147      $   218,309,147
================================================     ===================================      ===================================

NOTE 5 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a Class A share, a Class B share and a Class C share outstanding during each of the years in the two-year period ended December 31, 1995 and the period October 16, 1993 (date operations commenced) through December 31, 1993.

                                                         CLASS A SHARES                           CLASS B SHARES
                                              ------------------------------------        -----------------------------------
                                                1995          1994          1993            1995         1994          1993
                                              --------      --------      --------        --------      -------      --------
Net asset value, beginning of period          $  1.00       $   1.00      $   1.00        $  1.00       $  1.00      $   1.00
--------------------------------------------  --------      --------      --------        --------      -------      --------
Income from investment operations:
 Net investment income                         0.0495         0.0337        0.0048         0.0419        0.0259        0.0032
--------------------------------------------  --------      --------      --------        --------      -------      --------
Less distributions:
 Dividends from net investment income         (0.0495)       (0.0337)      (0.0048)       (0.0419)      (0.0259)      (0.0032)
--------------------------------------------  --------      --------      --------        --------      --------     --------
Net asset value, end of period                $  1.00       $   1.00      $   1.00        $  1.00       $  1.00      $   1.00
============================================  ========      ========      ========        ========      ========     ========
Total return(a)                                  5.06%          3.43%         2.27%          4.27%         2.62%         1.51%
============================================  ========      ========      ========        ========      =======      ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $221,487      $148,886      $ 81,460        $69,857       $33,999      $  1,289
============================================  ========      ========      ========        ========      =======      ========
Ratio of expenses to average net assets          1.03%(b)       0.97%(c)      1.00%(c)(d)    1.78%(b)      1.78%(e)      1.75%(d)(e)
============================================  ========      ========      ========        ========      =======      ========
Ratio of net investment income to average
 net assets                                      4.91 %(b)      3.53%(c)      2.27%(c)(d)    4.14%(b)      3.14%(e)      1.54%(d)(e)
============================================  ========      ========      ========        ========      =======      ========

                                                         CLASS C SHARES
                                              ------------------------------------
                                                1995          1994          1993
                                              --------      --------      --------
                                                <
Net asset value, beginning of period          $  1.00       $   1.00      $   1.00
--------------------------------------------  --------      --------      --------
Income from investment operations:
 Net investment income                         0.0493         0.0337        0.0048
--------------------------------------------  --------      --------      --------
Less distributions:
 Dividends from net investment income         (0.0493)       (0.0337)      (0.0048)
--------------------------------------------  --------      --------      --------
Net asset value, end of period                $  1.00       $   1.00      $   1.00
============================================  ========      ========      ========
Total return(a)                                  5.04%          3.42%         2.27%
============================================  ========      ========      ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $293,450      $359,952      $241,778
============================================  ========      ========      ========
Ratio of expenses to average net assets          1.04%(b)       0.99%(f)      1.00%(d)(f)
============================================  ========      ========      ========
Ratio of net investment income to average
 net assets                                      4.92%(b)       3.49%(f)      2.27%(d)(f)
============================================  ========      ========      ========

(a) Does not deduct sales charges or contingent deferred sales charges, where applicable.

(b) Ratios are based on average daily net assets as follows: Class A Shares - $164,281,243, Class B Shares - $38,140,475 and Class C Shares - $268,454,942.

(c) Ratios of expenses and net investment income to average daily net assets prior to waiver of advisory fees are 1.06% and 3.44% for 1994 and 1.20% (annualized) and 2.07% (annualized) for 1993.

(d) Annualized.

(e) Ratios of expenses and net investment income to average daily net assets prior to waiver of advisory fees are 1.87% and 3.05% for 1994 and 1.95% (annualized) and 1.34% (annualized) for 1993.

(f) Ratios of expenses and net investment income to average daily net assets prior to waiver of advisory fees are 1.08% and 3.40% for 1994 and 1.20% (annualized) and 2.07% (annualized) for 1993.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of AIM Money Market Fund:

We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and the period October 16, 1993 (date operations commenced) through December 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended, and the period October 16, 1993 (date operations commenced) through December 31, 1993, in conformity with generally accepted accounting principles.

                                               KPMG Peat Marwick LLP

Houston, Texas
February 7, 1996

                                                                                                       Trustees
                                                                                                     & Officers

TRUSTEES                                             OFFICERS                                OFFICE OF THE FUND

Charles T. Bauer                                     Charles T. Bauer                        11 Greenway Plaza
Chairman and Chief Executive Officer                 Chairman                                Suite 1919
A I M Management Group Inc.                                                                  Houston, TX 77046
                                                     Robert H. Graham
Bruce L. Crockett                                    President                               INVESTMENT ADVISOR
Director, President, and Chief
Executive Officer                                    John J. Arthur                          A I M Advisors, Inc.
COMSAT Corporation                                   Senior Vice President & Treasurer       11 Greenway Plaza
                                                                                             Suite 1919
Owen Daly II                                         Gary T. Crum                            Houston, TX 77046
Director                                             Senior Vice President
Cortland Trust Inc.                                                                          TRANSFER AGENT
                                                     Carol F. Relihan
Carl Frischling                                      Vice President & Secretary              A I M Fund Services, Inc.
Partner                                                                                      P.O. Box 4739
Kramer, Levin, Naftalis, Nessen,                     Dana R. Sutton                          Houston, TX 77210-4739
Kamin & Frankel                                      Vice President & Assistant Treasurer
                                                                                             CUSTODIAN
Robert H. Graham                                     Robert G. Alley
President and Chief Operating                        Vice President                          State Street Bank and Trust
Officer                                                                                      Company
A I M Management Group Inc.                          Stuart W. Coco                          225 Franklin Street
                                                     Vice President                          Boston, MA 02110
John F. Kroeger
Formerly, Consultant                                 Melville B. Cox                         LEGAL COUNSEL TO THE FUND
Wendell & Stockel Associates, Inc.                   Vice President
                                                                                             Ballard Spahr Andrews & Ingersoll
Lewis F. Pennock                                     Karen Dunn Kelley                       1735 Market Street, 51st Floor
Attorney                                             Vice President                          Philadelphia, PA 19103-7599

Ian W. Robinson                                      Jonathan C. Schoolar                    LEGAL COUNSEL TO THE TRUSTEES
Consultant; Former Executive Vice                    Vice President
President and Chief Financial Officer                                                        Kramer, Levin, Naftalis, Nessen,
Bell Atlantic Management Services,                   P. Michelle Grace                       Kamin & Frankel
Inc.                                                 Assistant Secretary                     919 Third Avenue
                                                                                             New York, NY 10022
Louis S. Sklar                                       David L. Kite
Executive Vice President                             Assistant Secretary                     DISTRIBUTOR
Hines Interests
Limited Partnership                                  Nancy L. Martin                         A I M Distributors, Inc.
                                                     Assistant Secretary                     11 Greenway Plaza
                                                                                             Suite 1919
                                                     Ofelia M. Mayo                          Houston, TX 77046
                                                     Assistant Secretary
                                                                                             AUDITORS
                                                     Kathleen J. Pflueger
                                                     Assistant Secretary                     KPMG Peat Marwick LLP
                                                                                             700 Louisiana
                                                     Samuel D. Sirko                         NationsBank Bldg.
                                                     Assistant Secretary                     Houston, TX 77002

                                                     Stephen I. Winer
                                                     Assistant Secretary

                                                     Mary J. Benson
                                                     Assistant Treasurer


   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.


[PHOTO OF 11 GREENWAY PLAZA]                                                 THE AIM FAMILY OF FUNDS(R)


                                                                             AGGRESSIVE GROWTH
                                                                             AIM Aggressive Growth Fund*
                                                                             AIM Constellation Fund
                                                                             AIM Global Aggressive Growth Fund

                                                                             GROWTH
                                                                             AIM Global Growth Fund
                                                                             AIM Growth Fund
                                                                             AIM International Equity Fund
                                                                             AIM Value Fund
                                                                             AIM Weingarten Fund

                                                                             GROWTH AND INCOME
                                                                             AIM Balanced Fund
                                                                             AIM Charter Fund

                                                                             INCOME AND GROWTH
                                                                             AIM Global Utilities Fund**

                                                                             HIGH CURRENT INCOME
                                                                             AIM High Yield Fund

                                                                             CURRENT INCOME
                                                                             AIM Global Income Fund
                                                                             AIM Income Fund

                                                                             CURRENT TAX-FREE INCOME
                                                                             AIM Municipal Bond Fund
                                                                             AIM Tax-Exempt Bond Fund of CT
                                                                             AIM Tax-Free Intermediate Shares

                                                                             CURRENT INCOME AND HIGH DEGREE
                                                                              OF SAFETY
                                                                             AIM Intermediate Government Fund***

                                                                             HIGH DEGREE OF SAFETY AND
                                                                              CURRENT INCOME
                                                                             AIM Limited Maturity Treasury Shares

                                                                             STABILITY, LIQUIDITY, AND
                                                                              CURRENT INCOME
                                                                             AIM Money Market Fund

                                                                             STABILITY, LIQUIDITY, AND
                                                                              CURRENT TAX-FREE INCOME
                                                                             AIM Tax-Exempt Cash Fund


                                                                             *AIM Aggressive Growth Fund was closed to new
                                                                             investors on July 18, 1995. **On May 1,
                                                                             1995, AIM Utilities Fund broadened its
                                                                             investment strategy to permit up to 80%
                                                                             of its total assets to be invested in
AIM Management Group has provided leadership                                 foreign securities, and was renamed AIM
in the mutual fund industry since 1976 and                                   Global Utilities Fund. ***On September 25, 1995,
currently manages approximately $42 billion                                  AIM Government Securities Fund was renamed
in assets for more than 2 million shareholders,                              AIM Intermediate Government Fund. For more
including individual investors, corporate clients,                           complete information about any AIM Fund(s),
and financial institutions. The AIM Family of                                including sales charges and expenses, ask
Funds(R) is distributed nationwide, and AIM                                  your financial consultant or securities dealer
today ranks among the nation's top 20 mutual                                 for a free prospectus(es). Please read the
fund companies in assets under management,                                   prospectus(es) carefully before you invest or
according to Lipper Analytical Services, Inc.                                send money.


                                                                             --------------
                                                                               BULK RATE
[AIM LOGO APPEARS HERE]                                                       U.S. POSTAGE
                                                                                 PAID
A I M Distributors, Inc.                                                      HOUSTON, TX
11 Greenway Plaza, Suite 1919                                                Permit No.1919
Houston, TX 77046                                                            --------------

